Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Property plant and equipment	$ 54,091	$ 50,969	$ 52,565
Property plant and equipment	2,344,667	2,373,986
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Property plant and equipment	611,617	946,585
Shopping Malls [Member]
Statement [Line Items]
Property plant and equipment	1,439,736	956,400
Other PPE [Member]
Statement [Line Items]
Property plant and equipment		2,435	$ 2,384
Property plant and equipment	1,958	2,212
Offices and other rental poperties [Member]
Statement [Line Items]
Property plant and equipment	290,706	468,139
Property Under Development [Member]
Statement [Line Items]
Property plant and equipment	$ 650	$ 650